Annual Total Returns (Vanguard Total International Stock Index Fund - Institutional Shares Institutional) (Vanguard Total International Stock Index Fund, Vanguard Total International Stock Index Fund - Institutional Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Annual Total Return
2014	(4.15%)
2013	15.15%
2012	18.28%
2011	(14.51%)